PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property And Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2011 and 2010 consist of the following:

	2011	2010
Computer equipment and software	$17,721	$8,537
Office furniture and equipment	52,242	46,861
Leasehold improvements	8,449	7,206
Total property and equipment	78,412	62,604
Accumulated depreciation	(39,739)	(32,591)
Total property and equipment, net	$38,673	$30,013

Depreciation expense for the years ended December 31, 2011, 2010, and the period from August 1, 2005 (inception) through December 31, 2011, were $11,677, $11,554 and $56,143, respectively.